Goodwill and Purchased Intangible Assets - Schedule of Acquired Intangibles (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss		$ 146	$ 0
Finite-Lived Intangible Assets, Gross	$ 1,333	1,333	1,231
Accumulated Amortization	(738)	(738)	(653)
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	726	726	659
Accumulated Amortization	(218)	(218)	(170)
Intellectual property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	443	443	410
Accumulated Amortization	(373)	$ (373)	(351)
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		8 years
Finite-Lived Intangible Assets, Gross	89	$ 89	89
Accumulated Amortization	(87)	(87)	(81)
Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	75	75	73
Accumulated Amortization	(60)	$ (60)	$ (51)
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Minimum [Member] | Intellectual property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
Maximum [Member] | Intellectual property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		8 years
Maximum [Member] | Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Hardware Segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ (146)